Loan Payables (Details) - Schedule of Company’s Loans - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Loan Payables (Details) - Schedule of Company’s Loans [Line Items]
Total loan payables	$ 2,830,710	$ 2,932,127	$ 3,294,857
Current portion of loan payables	(285,489)	(370,828)	(498,252)
Non-current loan payables	$ 2,545,221	$ 2,561,299	2,796,605
American First National Bank [Member]
Loan Payables (Details) - Schedule of Company’s Loans [Line Items]
Total loan payables due date	March 2, 2024	March 2, 2024
Total loan payables	$ 227,166	$ 307,798	645,157
U.S. Small Business Administration [Member]
Loan Payables (Details) - Schedule of Company’s Loans [Line Items]
Total loan payables due date	June 15, 2050	June 15, 2050
Total loan payables	$ 2,603,544	$ 2,624,329	$ 2,649,700